LVIP Delaware Wealth Builder Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–44.49%
U.S. MARKETS–37.12%
Aerospace & Defense–2.16%
Boeing	121	$ 46,152
Lockheed Martin	5,900	1,770,944
United Technologies	14,200	1,830,238
		3,647,334
Automobiles–0.93%
Ford Motor	180,300	1,583,034
		1,583,034
Banks–2.33%
BB&T	46,800	2,177,604
Wells Fargo & Co.	36,500	1,763,680
		3,941,284
Beverages–0.08%
Coca-Cola	2,940	137,768
		137,768
Biotechnology–1.42%
AbbVie	18,500	1,490,915
Amgen	4,800	911,904
		2,402,819
Capital Markets–0.86%
Bank of New York Mellon	23,100	1,164,933
Blackstone Group	8,186	286,265
		1,451,198
Chemicals–1.02%
DowDuPont	32,400	1,727,244
		1,727,244
Communications Equipment–0.90%
Cisco Systems	28,100	1,517,119
		1,517,119
Diversified Telecommunication Services–2.94%
AT&T	79,437	2,491,144
Verizon Communications	42,143	2,491,916
		4,983,060
Electric Utilities–1.03%
Edison International	28,100	1,739,952
		1,739,952
Energy Equipment & Services–0.68%
Halliburton	39,400	1,154,420
		1,154,420
Equity Real Estate Investment Trusts–4.63%
American Tower	575	113,309
AvalonBay Communities	1,125	225,821
Boston Properties	1,250	167,350
Camden Property Trust	2,075	210,612
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Cousins Properties	10,350	$ 99,981
Crown Castle International	500	64,000
CubeSmart	4,500	144,180
Duke Realty	4,075	124,613
Equinix	600	271,896
Equity LifeStyle Properties	1,300	148,590
Equity Residential	27,218	2,050,060
Essex Property Trust	550	159,082
Extra Space Storage	1,600	163,056
First Industrial Realty Trust	2,150	76,024
Front Yard Residential	6,625	61,414
HCP	6,150	192,495
Host Hotels & Resorts	6,750	127,575
Hudson Pacific Properties	1,875	64,538
Invitation Homes	7,050	171,526
Kilroy Realty	1,275	96,849
MGM Growth Properties Class A	2,975	95,944
Mid-America Apartment Communities	729	79,702
National Retail Properties	2,525	139,860
Omega Healthcare Investors	2,100	80,115
Park Hotels & Resorts	2,825	87,801
Physicians Realty Trust	3,575	67,246
Prologis	5,992	431,124
Regency Centers	1,857	125,329
Retail Properties of America	2,675	32,608
RLJ Lodging Trust	2,450	43,047
†SBA Communications	1,551	309,673
Simon Property Group	2,050	373,530
SITE Centers	4,450	60,609
SL Green Realty	925	83,176
STORE Capital	3,900	130,650
Sun Communities	1,425	168,891
UDR	4,050	184,113
Ventas	1,300	82,953
VEREIT	16,600	138,942
Vornado Realty Trust	1,150	77,556
Welltower	4,050	314,280
		7,840,120
Food Products–2.41%
Archer-Daniels-Midland	21,200	914,356
Conagra Brands	51,400	1,425,836
Kerry Group Class A	458	51,119
Kraft Heinz	23,133	755,293
Mondelez International Class A	18,800	938,496
		4,085,100
LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services–2.74%
†Brookdale Senior Living	152,499	$ 1,003,443
Cardinal Health	27,300	1,314,495
CVS Health	25,101	1,353,697
Quest Diagnostics	10,800	971,136
		4,642,771
Household Durables–0.56%
Whirlpool	7,100	943,519
		943,519
Household Products–0.54%
Procter & Gamble	8,800	915,640
		915,640
Industrial Conglomerates–0.44%
Honeywell International	4,660	740,567
		740,567
Insurance–1.67%
American International Group	41,500	1,786,990
Arthur J. Gallagher & Co.	11,800	921,580
Prudential Financial	1,247	114,574
		2,823,144
IT Services–0.86%
International Business Machines	8,500	1,199,350
Sabre	11,854	253,557
		1,452,907
Mortgage Real Estate Investment Trusts (REITs)–0.04%
Blackstone Mortgage Trust Class A	1,850	63,936
		63,936
Multiline Retail–0.91%
Target	19,200	1,540,992
		1,540,992
Oil, Gas & Consumable Fuels–2.12%
Enterprise Products Partners	5,295	154,085
Occidental Petroleum	33,300	2,204,460
Williams	42,700	1,226,344
		3,584,889
Pharmaceuticals–2.96%
Johnson & Johnson	9,862	1,378,609
Merck & Co.	21,800	1,813,106
Pfizer	42,795	1,817,504
		5,009,219
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Management & Development–0.05%
†Cushman & Wakefield	4,725	$ 84,105
		84,105
Semiconductors & Semiconductor Equipment–2.24%
Broadcom	7,700	2,315,467
Intel	27,496	1,476,535
		3,792,002
Software–0.60%
Microsoft	8,551	1,008,505
		1,008,505
Total U.S. Markets (Cost $54,960,329)		62,812,648
§DEVELOPED MARKETS–7.37%
Auto Components–0.10%
Bridgestone	4,500	173,401
		173,401
Banks–0.02%
BNP Paribas	677	32,217
		32,217
Beverages–0.09%
Asahi Group Holdings	1,100	49,102
Davide Campari-Milano	5,471	53,750
Kirin Holdings	2,100	50,240
		153,092
Chemicals–0.14%
Air Liquide	1,790	227,798
		227,798
Commercial Services & Supplies–0.28%
G4S	76,993	184,241
Secom	800	68,607
Securitas Class B	13,665	221,047
		473,895
Diversified Telecommunication Services–0.14%
Orange	14,068	229,351
		229,351
Equity Real Estate Investment Trusts–0.09%
Assura	162,340	121,366
Green REIT	18,622	31,340
		152,706
Food & Staples Retailing–0.22%
Koninklijke Ahold Delhaize	8,721	232,186
Lawson	800	44,380

LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Food & Staples Retailing (continued)
Seven & i Holdings	2,600	$ 98,098
		374,664
Food Products–0.27%
Danone	2,940	226,383
Nestle	2,440	232,655
		459,038
Health Care Providers & Services–0.14%
Fresenius Medical Care & Co.	2,910	235,186
		235,186
Hotels, Restaurants & Leisure–0.11%
Sodexo	1,733	190,837
		190,837
Machinery–0.21%
Makita	6,100	213,195
SKF Class B	8,755	145,659
		358,854
Media–0.12%
Publicis Groupe	3,786	202,710
		202,710
Multiline Retail–0.11%
Next	2,447	177,813
		177,813
Multi-Utilities–0.67%
National Grid ADR	20,400	1,139,136
		1,139,136
Oil, Gas & Consumable Fuels–2.04%
Royal Dutch Shell Class B ADR	27,600	1,765,020
TOTAL ADR	30,400	1,691,760
		3,456,780
Personal Products–0.03%
Kao	600	47,356
		47,356
Pharmaceuticals–1.40%
Astellas Pharma	10,300	154,766
AstraZeneca ADR	41,800	1,689,974
Mitsubishi Tanabe Pharma	6,500	87,063
Novo Nordisk Class B	4,300	224,741
Roche Holding	787	216,862
		2,373,406
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Real Estate Management & Development–0.04%
Grainger	19,485	$ 60,045
		60,045
Specialty Retail–0.08%
Hennes & Mauritz Class B	8,155	136,052
		136,052
Textiles, Apparel & Luxury Goods–0.27%
adidas	681	165,634
LVMH Moet Hennessy Louis Vuitton	342	125,970
Swatch Group	565	161,817
		453,421
Tobacco–0.74%
British American Tobacco ADR	30,031	1,252,893
		1,252,893
Wireless Telecommunication Services–0.06%
KDDI	4,900	105,533
		105,533
Total Developed Markets (Cost $12,005,708)		12,466,184
Total Common Stock (Cost $66,966,037)		75,278,832

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.56%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	27	31
Fannie Mae REMICs
*•Series 2008-15 SB 4.11% (LIBOR01M + 6.60%) 8/25/36	15,607	2,773
*•Series 2012-139 NS 4.21% (LIBOR01M + 6.70%) 12/25/42	632,703	137,738
*Series 2012-98 MI 3.00% 8/25/31	48,282	4,117
*Series 2013-26 ID 3.00% 4/25/33	47,625	5,976
*Series 2013-38 AI 3.00% 4/25/33	45,832	5,640
*Series 2013-44 DI 3.00% 5/25/33	164,754	19,687
*Series 2013-55 AI 3.00% 6/25/33	62,481	7,957

LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2013-7 EI 3.00% 10/25/40	44,099	$ 4,508
*Series 2015-66 ID 3.50% 5/25/42	1,233,848	136,209
Series 2015-89 AZ 3.50% 12/25/45	7,865	8,305
Series 2016-30 CI 3.00% 5/25/36	59,267	7,195
*•Series 2016-62 SA 3.51% (LIBOR01M + 6.00%) 9/25/46	92,778	20,241
*Series 2017-11 EI 3.00% 3/25/42	83,662	9,598
Freddie Mac REMICs
Series 4100 EI 3.00% 8/15/27	2,457,136	201,659
*Series 4109 AI 3.00% 7/15/31	106,227	8,613
*Series 4120 MI 3.00% 10/15/32	46,280	6,113
Series 4135 AI 3.50% 11/15/42	47,807	8,174
*Series 4146 IA 3.50% 12/15/32	40,493	5,588
*Series 4150 UI 3.50% 8/15/32	44,475	3,575
Series 4181 DI 2.50% 3/15/33	48,680	5,314
*•Series 4184 GS 3.64% (LIBOR01M + 6.12%) 3/15/43	47,355	9,583
*Series 4185 LI 3.00% 3/15/33	49,998	6,297
*Series 4191 CI 3.00% 4/15/33	49,873	6,235
*Series 4342 CI 3.00% 11/15/33	48,202	4,916
*•Series 4494 SA 3.70% (LIBOR01M + 6.18%) 7/15/45	57,785	10,882
*Series 4543 HI 3.00% 4/15/44	66,856	8,301
*Series 4625 BI 3.50% 6/15/46	86,545	13,902
Series 4667 LI 3.50% 10/15/43	75,790	8,752
GNMA
Series 2013-113 LY 3.00% 5/20/43	9,000	8,794
*Series 2015-142 AI 4.00% 2/20/44	38,707	3,378
Series 2015-74 CI 3.00% 10/16/39	55,427	6,082
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2016-108 SK 3.56% (LIBOR01M + 6.05%) 8/20/46	83,029	$ 17,085
Series 2016-156 PB 2.00% 11/20/46	19,000	15,945
*•Series 2016-160 GS 3.61% (LIBOR01M + 6.10%) 11/20/46	139,078	25,992
*Series 2016-163 XI 3.00% 10/20/46	74,647	8,686
*•Series 2017-134 SD 3.71% (LIBOR01M + 6.20%) 9/20/47	910,893	176,786
Total Agency Collateralized Mortgage Obligations (Cost $998,214)		940,627
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.90%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series K058 A2 2.65% 8/25/26	35,000	34,621
•FREMF Mortgage Trust
Series 2011-K10 B 4.62% 11/25/49	400,000	408,464
Series 2011-K14 B 5.18% 2/25/47	20,000	20,812
Series 2011-K15 B 4.95% 8/25/44	10,000	10,417
Series 2012-K22 B 3.69% 8/25/45	35,000	35,743
Series 2013-K24 B 3.50% 11/25/45	260,000	263,643
Series 2013-K33 B 3.50% 8/25/46	30,000	30,325
Series 2013-K712 B 3.36% 5/25/45	25,000	24,984
Series 2013-K713 B 3.15% 4/25/46	15,000	15,008
Series 2013-K713 C 3.15% 4/25/46	45,000	44,902
Series 2014-K717 B 3.63% 11/25/47	435,000	439,521
Series 2014-K717 C 3.63% 11/25/47	150,000	150,818
Series 2017-K71 B 3.75% 11/25/50	35,000	34,935
Total Agency Commercial Mortgage-Backed Securities (Cost $1,526,896)		1,514,193

LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–7.89%
Fannie Mae 3.00% 10/1/47	246,184	$ 244,633
•Fannie Mae ARM 4.56% (LIBOR12M + 1.83%) 8/1/35	1,014	1,064
Fannie Mae S.F. 20 yr
3.00% 12/1/37	443,168	445,933
3.00% 1/1/38	780,160	783,943
Fannie Mae S.F. 30 yr
3.00% 7/1/47	1,393,844	1,389,072
3.00% 2/1/48	667,284	666,078
3.00% 3/1/48	346,899	345,734
3.50% 2/1/48	1,056,778	1,076,655
4.50% 11/1/39	16,468	17,544
4.50% 6/1/40	19,810	21,018
4.50% 7/1/40	19,849	21,196
4.50% 8/1/40	4,755	5,024
4.50% 8/1/41	318,002	336,523
4.50% 10/1/43	314,584	334,490
4.50% 10/1/44	14,050	14,846
4.50% 3/1/46	441,144	464,737
4.50% 4/1/46	2,138,368	2,255,426
4.50% 5/1/46	49,688	52,408
4.50% 7/1/46	25,310	26,679
5.00% 7/1/47	411,739	443,607
5.50% 5/1/44	646,480	711,241
6.00% 7/1/41	232,209	256,693
Freddie Mac S.F. 30 yr
3.00% 8/1/48	161,280	160,669
3.00% 12/1/48	306,255	304,944
3.50% 11/1/48	1,260,882	1,287,906
4.50% 4/1/39	2,240	2,379
4.50% 5/1/40	101,370	108,219
4.50% 7/1/42	28,301	29,966
4.50% 12/1/43	24,389	25,908
4.50% 8/1/44	30,262	31,995
4.50% 7/1/45	140,057	148,574
4.50% 8/1/48	869,731	918,665
5.00% 12/1/44	276,285	298,102
5.50% 9/1/41	23,244	25,829
GNMA I S.F. 30 yr 5.50% 2/15/41	16,016	17,544
GNMA II S.F. 30 yr
5.50% 5/20/37	5,010	5,341
6.00% 2/20/39	6,130	6,532
6.00% 10/20/39	26,983	29,875
6.00% 2/20/40	26,508	28,424
6.00% 4/20/46	9,254	10,149
Total Agency Mortgage-Backed Securities (Cost $13,314,125)		13,355,565
CORPORATE BONDS–22.90%
Advertising–0.08%
Lamar Media
5.38% 1/15/24	30,000	30,900
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Advertising (continued)
Lamar Media (continued)
5.75% 2/1/26	105,000	$ 110,119
		141,019
Aerospace & Defense–0.41%
L3 Technologies
3.85% 6/15/23	30,000	30,935
4.40% 6/15/28	85,000	89,271
Northrop Grumman
2.55% 10/15/22	95,000	94,006
3.25% 8/1/23	45,000	45,566
Rockwell Collins 3.50% 3/15/27	35,000	34,592
TransDigm 6.38% 6/15/26	45,000	44,712
United Technologies
3.65% 8/16/23	290,000	297,839
4.13% 11/16/28	55,000	57,191
		694,112
Agriculture–0.26%
Altria Group 4.80% 2/14/29	80,000	82,548
BAT Capital
2.30% 8/14/20	10,000	9,899
3.22% 8/15/24	105,000	102,728
Bunge Limited Finance 4.35% 3/15/24	240,000	243,181
		438,356
Airlines–0.03%
♦United Airlines Pass Through Trust
3.75% 9/3/26	36,065	36,387
4.00% 4/11/26	16,111	16,444
		52,831
Apparel–0.06%
Levi Strauss & Co. 5.00% 5/1/25	90,000	93,150
		93,150
Auto Manufacturers–0.51%
Allison Transmission
5.00% 10/1/24	0	0
5.88% 6/1/29	140,000	141,750
Daimler Finance North America 3.45% 1/6/27	150,000	146,565
Ford Motor Credit 4.14% 2/15/23	200,000	195,950
General Motors 6.75% 4/1/46	20,000	20,890
General Motors Financial
4.35% 4/9/25	75,000	74,747
5.10% 1/17/24	140,000	145,903
5.25% 3/1/26	125,000	129,119
		854,924

LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks–3.80%
Bank of America
μ3.12% 1/20/23		715,000	$ 717,380
3.30% 8/5/21	AUD	20,000	14,498
μ3.46% 3/15/25		20,000	20,213
μ4.33% 3/15/50		25,000	25,790
μ6.50% 10/29/49		155,000	168,272
Bank of Montreal 3.30% 2/5/24		35,000	35,370
μBarclays 8.00% 12/31/99		200,000	204,750
BNG Bank 3.50% 7/19/27	AUD	18,000	13,842
Branch Banking & Trust 2.85% 4/1/21		390,000	390,727
Citibank 3.65% 1/23/24		250,000	258,093
Citigroup
3.75% 10/27/23	AUD	13,000	9,621
μ3.78% 5/17/24		30,000	30,143
Citizens Financial Group
2.38% 7/28/21		35,000	34,539
4.30% 12/3/25		40,000	41,001
Compass Bank 2.88% 6/29/22		250,000	247,501
μCredit Suisse Group
3.87% 1/12/29		475,000	465,992
6.25% 12/29/49		200,000	199,941
Fifth Third Bancorp 3.65% 1/25/24		110,000	112,714
Goldman Sachs Group 6.00% 6/15/20		180,000	186,716
Huntington Bancshares 2.30% 1/14/22		50,000	49,269
JPMorgan Chase & Co.
μ3.80% 7/23/24		20,000	20,546
μ3.96% 1/29/27		50,000	51,676
4.35% 8/15/21		40,000	41,418
μ6.75% 1/29/49		300,000	329,074
KeyBank 3.40% 5/20/26		250,000	247,995
Landwirtschaftliche Rentenbank 5.38% 4/23/24	NZD	20,000	15,689
Morgan Stanley
μ3.96% 5/8/24		100,000	100,790
μ4.43% 1/23/30		30,000	31,623
5.00% 9/30/21	AUD	14,000	10,564
5.00% 11/24/25		225,000	241,383
5.50% 1/26/20		100,000	102,178
Popular 6.13% 9/14/23		95,000	99,275
Regions Financial
2.75% 8/14/22		35,000	34,747
3.80% 8/14/23		50,000	51,424
μRoyal Bank of Scotland Group 8.63% 12/29/49		200,000	213,500
Santander UK 5.00% 11/7/23		200,000	205,255
		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
State Street
3.10% 5/15/23		25,000	$ 25,368
3.30% 12/16/24		350,000	359,046
SunTrust Bank
2.70% 1/27/22		230,000	229,367
3.00% 2/2/23		5,000	5,010
4.00% 5/1/25		55,000	57,596
μUBS Group Funding Switzerland 6.88% 12/29/49		200,000	200,513
US Bancorp
3.10% 4/27/26		65,000	65,004
3.38% 2/5/24		185,000	189,443
μUSB Capital IX 3.81% 10/29/49		275,000	216,281
Wells Fargo & Co. 3.00% 7/27/21	AUD	40,000	28,823
Wells Fargo Capital X 5.95% 12/15/36		15,000	16,522
Zions Bancorporation 4.50% 6/13/23		20,000	20,798
			6,437,280
Beverages–0.08%
Anheuser-Busch InBev Worldwide 3.65% 2/1/26		45,000	45,175
Cott Holdings 5.50% 4/1/25		90,000	91,125
			136,300
Biotechnology–0.02%
Gilead Sciences 4.15% 3/1/47		35,000	33,825
			33,825
Building Materials–0.22%
Boise Cascade 5.63% 9/1/24		80,000	79,200
Builders FirstSource 5.63% 9/1/24		90,000	88,987
Martin Marietta Materials 4.25% 12/15/47		55,000	48,395
Standard Industries 5.00% 2/15/27		160,000	155,248
			371,830
Chemicals–0.61%
Chemours 5.38% 5/15/27		70,000	69,890
Dow Chemical
4.80% 11/30/28		50,000	53,706
5.55% 11/30/48		40,000	44,661
DowDuPont
4.73% 11/15/28		60,000	64,880
5.42% 11/15/48		225,000	257,014
NOVA Chemicals 5.25% 6/1/27		40,000	39,400

LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Nutrien
4.00% 12/15/26	15,000	$ 15,194
4.20% 4/1/29	5,000	5,159
5.00% 4/1/49	15,000	15,739
Olin
5.00% 2/1/30	85,000	82,981
5.13% 9/15/27	45,000	45,731
RPM International 4.55% 3/1/29	75,000	76,108
Syngenta Finance 4.44% 4/24/23	200,000	204,153
Tronox Finance 5.75% 10/1/25	65,000	60,369
		1,034,985
Commercial Services–0.37%
Ashtead Capital 5.25% 8/1/26	200,000	205,500
Avis Budget Car Rental 6.38% 4/1/24	23,000	23,489
Prime Security Services Borrower
5.75% 4/15/26	70,000	70,190
9.25% 5/15/23	112,000	117,880
Service Corp International 4.63% 12/15/27	55,000	54,862
United Rentals North America
5.50% 5/15/27	140,000	141,750
5.88% 9/15/26	20,000	20,750
		634,421
Distribution/Wholesale–0.05%
HD Supply 5.38% 10/15/26	55,000	56,375
KAR Auction Services 5.13% 6/1/25	35,000	34,781
		91,156
Diversified Financial Services–1.22%
AerCap Ireland Capital 4.45% 4/3/26	150,000	150,478
Ally Financial 5.75% 11/20/25	200,000	213,772
Charles Schwab
3.20% 1/25/28	25,000	24,981
3.25% 5/21/21	20,000	20,258
3.85% 5/21/25	25,000	26,297
E*TRADE Financial
3.80% 8/24/27	60,000	58,312
μ5.88% 12/29/49	100,000	101,375
Intercontinental Exchange
3.45% 9/21/23	215,000	220,568
3.75% 9/21/28	15,000	15,578
International Lease Finance 8.63% 1/15/22	135,000	153,392
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jefferies Group
4.15% 1/23/30	70,000	$ 64,155
6.45% 6/8/27	25,000	27,318
6.50% 1/20/43	15,000	15,663
Lazard Group
3.63% 3/1/27	40,000	38,803
3.75% 2/13/25	400,000	403,373
National Rural Utilities Cooperative Finance
2.85% 1/27/25	215,000	214,111
μ4.75% 4/30/43	60,000	57,887
μ5.25% 4/20/46	260,000	260,967
		2,067,288
Electric–2.42%
AES 5.50% 4/15/25	25,000	26,000
AES Gener 5.25% 8/15/21	13,000	13,483
Ausgrid Finance
3.85% 5/1/23	70,000	71,573
4.35% 8/1/28	45,000	46,422
Avangrid 3.15% 12/1/24	55,000	54,395
Baltimore Gas & Electric 3.75% 8/15/47	155,000	149,961
Berkshire Hathaway Energy 3.75% 11/15/23	85,000	88,410
Calpine
5.25% 6/1/26	65,000	64,919
5.38% 1/15/23	30,000	30,112
5.75% 1/15/25	10,000	9,975
CenterPoint Energy
3.85% 2/1/24	240,000	244,888
4.25% 11/1/28	55,000	56,932
Cleveland Electric Illuminating
3.50% 4/1/28	140,000	137,604
5.50% 8/15/24	5,000	5,482
ComEd Financing III 6.35% 3/15/33	60,000	61,361
Consumers Energy
3.80% 11/15/28	175,000	184,549
4.35% 4/15/49	155,000	172,525
Dominion Energy 4.60% 3/15/49	230,000	239,389
DTE Electric 3.95% 3/1/49	85,000	87,057
DTE Energy
3.30% 6/15/22	45,000	45,395
3.80% 3/15/27	25,000	25,232
Duke Energy Carolinas 3.95% 11/15/28	45,000	47,956
Duke Energy Ohio 3.65% 2/1/29	40,000	41,562
Entergy Louisiana 4.95% 1/15/45	20,000	20,882
Entergy Mississippi 2.85% 6/1/28	165,000	159,277
Evergy 4.85% 6/1/21	25,000	25,767

LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Exelon
3.50% 6/1/22	45,000	$ 45,479
3.95% 6/15/25	15,000	15,541
FirstEnergy 4.55% 4/1/49	25,000	25,592
Interstate Power & Light 4.10% 9/26/28	135,000	141,231
Kansas City Power & Light 3.65% 8/15/25	65,000	67,039
LG&E & KU Energy 4.38% 10/1/21	115,000	118,173
Louisville Gas & Electric 4.25% 4/1/49	210,000	221,592
MidAmerican Energy 4.25% 7/15/49	70,000	74,577
Mississippi Power 3.95% 3/30/28	60,000	60,765
Nevada Power 2.75% 4/15/20	65,000	65,084
New York State Electric & Gas 3.25% 12/1/26	55,000	54,937
NextEra Energy Capital Holdings 3.15% 4/1/24	75,000	75,356
NV Energy 6.25% 11/15/20	45,000	47,444
Oglethorpe Power 5.05% 10/1/48	205,000	226,261
PacifiCorp 3.50% 6/15/29	80,000	81,852
Pennsylvania Electic 5.20% 4/1/20	5,000	5,101
PSEG Power 3.85% 6/1/23	25,000	25,651
Southern California Edison
4.20% 3/1/29	20,000	20,348
4.88% 3/1/49	50,000	53,179
Southwestern Electric Power 4.10% 9/15/28	350,000	364,229
Trans-Allegheny Interstate Line 3.85% 6/1/25	25,000	25,576
Vistra Energy 8.00% 1/15/25	48,000	51,300
Vistra Operations 5.50% 9/1/26	115,000	119,887
		4,097,302
Electronics–0.01%
Allegion US Holding 3.55% 10/1/27	18,000	17,123
		17,123
Entertainment–0.29%
AMC Entertainment Holdings 6.13% 5/15/27	80,000	72,700
Penn National Gaming 5.63% 1/15/27	135,000	131,625
Scientific Games International
8.25% 3/15/26	95,000	97,199
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Scientific Games International (continued)
10.00% 12/1/22	175,000	$ 184,555
		486,079
Environmental Control–0.11%
Advanced Disposal Services 5.63% 11/15/24	85,000	87,125
Covanta Holding 5.88% 7/1/25	90,000	91,913
		179,038
Food–0.50%
Campbell Soup 3.65% 3/15/23	60,000	60,876
Conagra Brands
4.60% 11/1/25	155,000	162,831
5.30% 11/1/38	75,000	76,059
JBS USA Finance 5.75% 6/15/25	90,000	92,587
Lamb Weston Holdings
4.63% 11/1/24	30,000	30,412
4.88% 11/1/26	60,000	61,125
Mars
3.88% 4/1/39	20,000	20,231
3.95% 4/1/49	30,000	30,453
Pilgrim's Pride 5.75% 3/15/25	115,000	116,725
Post Holdings
5.00% 8/15/26	75,000	73,219
5.63% 1/15/28	60,000	59,775
5.75% 3/1/27	55,000	55,481
		839,774
Food Service–0.08%
Aramark Services
5.00% 2/1/28	85,000	84,863
5.13% 1/15/24	55,000	56,581
		141,444
Forest Products & Paper–0.09%
Georgia-Pacific 8.00% 1/15/24	125,000	152,894
		152,894
Gas–0.18%
AmeriGas Partners 5.88% 8/20/26	70,000	70,175
Brooklyn Union Gas 3.87% 3/4/29	230,000	237,226
		307,401
Health Care Products–0.06%
Hill-Rom Holdings
5.00% 2/15/25	30,000	30,591
5.75% 9/1/23	50,000	51,750

LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Hologic 4.63% 2/1/28	15,000	$ 14,775
		97,116
Health Care Services–0.94%
Charles River Laboratories International 5.50% 4/1/26	80,000	83,200
Cigna
•3.68% (LIBOR03M + 0.89%) 7/15/23	55,000	54,764
4.13% 11/15/25	395,000	409,188
Encompass Health
5.13% 3/15/23	10,000	10,178
5.75% 11/1/24	140,000	142,275
5.75% 9/15/25	5,000	5,106
HCA
5.38% 2/1/25	60,000	63,750
5.88% 2/15/26	205,000	221,912
MPH Acquisition Holdings 7.13% 6/1/24	35,000	35,000
New York and Presbyterian Hospital 4.06% 8/1/56	40,000	41,248
Tenet Healthcare
5.13% 5/1/25	65,000	65,491
8.13% 4/1/22	45,000	48,582
UnitedHealth Group
3.50% 2/15/24	25,000	25,749
3.70% 12/15/25	270,000	281,186
Universal Health Services 5.00% 6/1/26	10,000	10,213
WellCare Health Plans 5.38% 8/15/26	90,000	94,387
		1,592,229
Home Builders–0.08%
Lennar
4.50% 4/30/24	25,000	25,438
4.75% 5/30/25	40,000	41,000
5.88% 11/15/24	25,000	26,625
PulteGroup 5.00% 1/15/27	50,000	49,812
		142,875
Insurance–1.18%
AXA Equitable Holdings
4.35% 4/20/28	130,000	132,092
5.00% 4/20/48	55,000	53,879
Berkshire Hathaway Finance 2.90% 10/15/20	55,000	55,378
Brighthouse Financial
3.70% 6/22/27	35,000	31,771
4.70% 6/22/47	65,000	51,909
μHarborwalk Funding Trust 5.08% 2/15/69	100,000	105,254
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
HUB International 7.00% 5/1/26	140,000	$ 138,950
Marsh & McLennan 4.38% 3/15/29	290,000	307,144
μMetLife 5.25% 12/29/49	355,000	358,034
Nuveen Finance 4.13% 11/1/24	80,000	84,128
Progressive 4.00% 3/1/29	160,000	171,052
μPrudential Financial 5.38% 5/15/45	250,000	253,201
USIS Merger Sub 6.88% 5/1/25	125,000	121,719
Willis North America
3.60% 5/15/24	10,000	10,069
4.50% 9/15/28	55,000	57,233
XLIT
μ5.24% 10/29/49	30,000	28,894
5.50% 3/31/45	40,000	44,256
		2,004,963
Internet–0.16%
Netflix 5.88% 11/15/28	120,000	127,050
Zayo Group
5.75% 1/15/27	55,000	55,016
6.38% 5/15/25	85,000	85,744
		267,810
Iron & Steel–0.05%
Steel Dynamics 5.00% 12/15/26	80,000	81,900
		81,900
Leisure Time–0.06%
Royal Caribbean Cruises 3.70% 3/15/28	110,000	106,117
		106,117
Lodging–0.22%
Boyd Gaming 6.38% 4/1/26	155,000	161,006
Hilton Worldwide Finance 4.88% 4/1/27	135,000	137,025
Marriott International 4.50% 10/1/34	5,000	5,115
MGM Resorts International 5.75% 6/15/25	60,000	62,400
		365,546
Machinery Diversified–0.09%
Nvent Finance 4.55% 4/15/28	145,000	146,068
		146,068
Media–1.65%
AMC Networks 4.75% 8/1/25	110,000	109,450

LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CCO Holdings
5.13% 5/1/23	50,000	$ 51,300
5.13% 5/1/27	65,000	65,569
5.75% 2/15/26	10,000	10,488
5.88% 5/1/27	150,000	156,045
Charter Communications Operating 5.05% 3/30/29	160,000	168,741
Comcast 3.70% 4/15/24	335,000	346,259
CSC Holdings
5.25% 6/1/24	16,000	16,280
6.75% 11/15/21	65,000	69,631
7.75% 7/15/25	200,000	215,000
Discovery Communications 5.20% 9/20/47	75,000	73,006
Fox 5.58% 1/25/49	155,000	174,702
Gray Television 5.88% 7/15/26	100,000	102,020
Sinclair Television Group 5.13% 2/15/27	55,000	52,937
Sirius XM Radio
5.00% 8/1/27	165,000	165,718
5.38% 7/15/26	80,000	82,024
Time Warner Cable 7.30% 7/1/38	165,000	192,476
Time Warner Entertainment 8.38% 3/15/23	65,000	76,087
Tribune Media 5.88% 7/15/22	55,000	56,409
UPCB Finance IV 5.38% 1/15/25	200,000	203,500
Viacom 4.38% 3/15/43	110,000	99,097
Virgin Media Secured Finance 5.25% 1/15/26	200,000	202,000
Warner Media 4.85% 7/15/45	95,000	96,044
		2,784,783
Metal Fabricate & Hardware–0.12%
Novelis 6.25% 8/15/24	72,000	73,800
Zekelman Industries 9.88% 6/15/23	120,000	127,875
		201,675
Mining–0.30%
μBHP Billiton Finance USA 6.25% 10/19/75	255,000	266,099
FMG Resources August 2006
4.75% 5/15/22	55,000	55,206
5.13% 5/15/24	45,000	45,281
Freeport-McMoRan
4.55% 11/14/24	50,000	49,375
6.88% 2/15/23	45,000	47,869
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Hudbay Minerals 7.63% 1/15/25	40,000	$ 41,250
		505,080
Miscellaneous Manufacturing–0.22%
Bombardier 6.00% 10/15/22	80,000	81,100
General Electric
2.10% 12/11/19	70,000	69,515
5.55% 5/4/20	30,000	30,791
6.00% 8/7/19	56,000	56,538
Ingersoll-Rand Luxembourg Finance
3.50% 3/21/26	25,000	25,251
3.80% 3/21/29	45,000	45,729
Koppers 6.00% 2/15/25	60,000	58,950
Parker-Hannifin 3.30% 11/21/24	5,000	5,089
		372,963
Office Business Equipment–0.01%
CDW Finance 5.00% 9/1/25	10,000	10,288
		10,288
Oil & Gas–0.95%
Antero Resources 5.63% 6/1/23	45,000	45,788
Chesapeake Energy
7.00% 10/1/24	65,000	65,081
8.00% 1/15/25	25,000	25,625
Continental Resources 4.38% 1/15/28	70,000	71,996
Gulfport Energy
6.00% 10/15/24	35,000	31,942
6.63% 5/1/23	70,000	68,250
Hilcorp Energy I 5.00% 12/1/24	45,000	44,001
Husky Energy 4.40% 4/15/29	40,000	40,572
Laredo Petroleum 6.25% 3/15/23	110,000	98,725
Marathon Oil 4.40% 7/15/27	250,000	257,451
Murphy Oil 6.88% 8/15/24	160,000	169,492
Murphy Oil USA 5.63% 5/1/27	65,000	67,600
Newfield Exploration 5.38% 1/1/26	50,000	53,955
Noble Energy
3.85% 1/15/28	70,000	69,020
3.90% 11/15/24	30,000	30,297
4.95% 8/15/47	25,000	24,730
5.05% 11/15/44	20,000	19,886
Petroleos Mexicanos 6.75% 9/21/47	15,000	13,808
Precision Drilling 7.13% 1/15/26	135,000	134,536

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
QEP Resources
5.25% 5/1/23	95,000	$ 90,013
5.63% 3/1/26	60,000	54,600
Southwestern Energy 7.75% 10/1/27	55,000	56,444
Valero Energy 4.00% 4/1/29	70,000	70,780
		1,604,592
Oil & Gas Services–0.12%
Schlumberger Holdings
3.75% 5/1/24	55,000	56,234
4.30% 5/1/29	110,000	112,966
Transocean Proteus 6.25% 12/1/24	40,000	41,250
		210,450
Packaging & Containers–0.19%
BWAY Holding 5.50% 4/15/24	155,000	154,465
CCL Industries 3.25% 10/1/26	35,000	33,468
Crown Americas 4.75% 2/1/26	102,000	102,745
Owens-Brockway Glass Container 5.88% 8/15/23	35,000	36,790
		327,468
Pharmaceuticals–0.63%
AbbVie 4.25% 11/14/28	210,000	214,684
AstraZeneca
3.50% 8/17/23	35,000	35,722
4.00% 1/17/29	60,000	63,056
Bausch Health 5.50% 11/1/25	55,000	56,375
CVS Health
4.30% 3/25/28	215,000	218,046
5.05% 3/25/48	10,000	10,089
Eli Lilly & Co.
3.38% 3/15/29	200,000	205,359
3.95% 3/15/49	25,000	25,622
Merck & Co. 3.40% 3/7/29	225,000	231,113
		1,060,066
Pipelines–0.87%
Cheniere Corpus Christi Holdings 5.13% 6/30/27	95,000	99,869
Cheniere Energy Partners 5.25% 10/1/25	60,000	61,575
Crestwood Midstream Partners 5.75% 4/1/25	75,000	77,250
μEnbridge
6.00% 1/15/77	70,000	69,578
6.25% 3/1/78	35,000	34,860
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enbridge Energy Partners
4.38% 10/15/20	15,000	$ 15,332
5.20% 3/15/20	5,000	5,110
5.50% 9/15/40	20,000	22,472
Energy Transfer Operating
5.25% 4/15/29	190,000	203,924
6.25% 4/15/49	25,000	28,042
Energy Transfer Partners 6.00% 6/15/48	5,000	5,405
Genesis Energy 6.75% 8/1/22	105,000	107,888
NuStar Logistics 5.63% 4/28/27	70,000	70,175
ONEOK 7.50% 9/1/23	110,000	127,374
Sabine Pass Liquefaction
5.63% 3/1/25	155,000	170,486
5.75% 5/15/24	200,000	220,519
5.88% 6/30/26	60,000	66,791
Targa Resources Partners
5.13% 2/1/25	25,000	25,625
5.38% 2/1/27	30,000	30,825
μTranscanada Trust 5.88% 8/15/76	30,000	30,481
		1,473,581
Real Estate Investment Trusts–0.72%
Corporate Office Properties
3.60% 5/15/23	40,000	39,593
5.25% 2/15/24	40,000	42,150
Crown Castle International
3.80% 2/15/28	140,000	139,292
4.30% 2/15/29	20,000	20,633
5.25% 1/15/23	70,000	75,163
CubeSmart 3.13% 9/1/26	50,000	47,558
CyrusOne 5.38% 3/15/27	50,000	51,860
ESH Hospitality 5.25% 5/1/25	90,000	89,625
Hospitality Properties Trust 4.50% 3/15/25	45,000	44,733
Host Hotels & Resorts
3.75% 10/15/23	10,000	10,044
3.88% 4/1/24	20,000	20,070
4.50% 2/1/26	40,000	40,778
Iron Mountain US Holdings 5.38% 6/1/26	125,000	123,437
Kilroy Realty 3.45% 12/15/24	60,000	59,469
LifeStorage 3.50% 7/1/26	40,000	38,549
MGM Growth Properties Operating Partnership LP 5.75% 2/1/27	35,000	36,269
SBA Communications 4.88% 9/1/24	140,000	141,967
UDR 4.00% 10/1/25	155,000	159,343

LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
WP Carey 4.60% 4/1/24	35,000	$ 36,406
		1,216,939
Retail–0.46%
Best Buy 4.45% 10/1/28	200,000	202,748
Dollar Tree 3.70% 5/15/23	140,000	142,054
Home Depot 4.50% 12/6/48	35,000	38,802
KFC Holding
5.00% 6/1/24	18,000	18,405
5.25% 6/1/26	93,000	94,105
Penske Automotive Group 5.50% 5/15/26	55,000	54,381
Target 3.38% 4/15/29	230,000	233,143
		783,638
Semiconductors–0.56%
Broadcom
3.50% 1/15/28	80,000	73,581
4.25% 4/15/26	40,000	39,705
KLA-Tencor
4.10% 3/15/29	40,000	40,791
5.00% 3/15/49	160,000	170,023
Marvell Technology Group 4.88% 6/22/28	95,000	98,296
Microchip Technology
3.92% 6/1/21	35,000	35,321
4.33% 6/1/23	75,000	76,565
NXP 4.88% 3/1/24	190,000	200,843
Sensata Technologies UK Financing 6.25% 2/15/26	200,000	213,000
		948,125
Software–0.23%
CDK Global
5.00% 10/15/24	85,000	87,482
5.88% 6/15/26	54,000	56,851
First Data 5.75% 1/15/24	60,000	61,920
Fiserv 3.80% 10/1/23	20,000	20,511
Infor US 6.50% 5/15/22	70,000	71,225
Oracle 2.40% 9/15/23	90,000	88,714
		386,703
Telecommunications–0.95%
Altice France 7.38% 5/1/26	200,000	196,500
AT&T 4.35% 3/1/29	185,000	189,161
CommScope Technologies 5.00% 3/15/27	70,000	62,243
Deutsche Telekom International Finance 1.95% 9/19/21	150,000	146,616
Level 3 Financing 5.38% 5/1/25	100,000	101,480
Sprint
7.13% 6/15/24	85,000	86,487
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Sprint (continued)
7.88% 9/15/23	79,000	$ 82,950
Telefonica Emisiones 5.52% 3/1/49	300,000	315,027
TELUS 4.60% 11/16/48	5,000	5,272
T-Mobile USA 6.50% 1/15/26	63,000	67,410
Verizon Communications
4.02% 12/3/29	55,000	56,703
4.50% 8/10/33	150,000	158,768
4.52% 9/15/48	95,000	97,646
Vodafone Group 7.00% 4/4/79	40,000	40,661
		1,606,924
Transportation–0.39%
FedEx 4.05% 2/15/48	235,000	211,257
Norfolk Southern 3.80% 8/1/28	185,000	191,107
United Parcel Service
3.40% 3/15/29	140,000	142,709
5.13% 4/1/19	45,000	45,000
XPO Logistics 6.13% 9/1/23	65,000	65,731
		655,804
Trucking & Leasing–0.29%
μAerCap Global Aviation Trust 6.50% 6/15/45	200,000	203,250
Aviation Capital Group
4.38% 1/30/24	70,000	71,369
4.88% 10/1/25	65,000	66,970
DAE Funding 5.75% 11/15/23	115,000	118,450
Penske Truck Leasing 4.20% 4/1/27	30,000	29,867
		489,906
Total Corporate Bonds (Cost $38,288,882)		38,746,141
MUNICIPAL BONDS–4.58%
Berks County Industrial Development Authority (Tower Health Obligated Group) 5.00% 11/1/50	250,000	280,578
Buckeye Ohio Tobacco Settlement Financing Authority Series A-2 5.88% 6/1/47	500,000	488,850
California Municipal Finance Authority (LINX APM Project) Senior A 5.00% 12/31/47 (AMT)	100,000	113,370

LVIP Delaware Wealth Builder Fund–12

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	25,000	$ 38,014
Central Plains Energy Project Series A 5.00% 9/1/42	250,000	305,620
Chicago Illinios Series A 6.00% 1/1/38	500,000	571,115
Chicago O'Hare International Airport Series A 5.00% 1/1/48 (AMT)	250,000	286,313
Cuyahoga County Ohio Hospital Revenue (MetroHealth System) 5.50% 2/15/57	500,000	557,520
Golden State Tobacco Securitization Series A-1 5.00% 6/1/34	100,000	113,939
Los Angeles Department of Water & Power Power System Revenue (POWER SYSTEM REV BONDS-SER A) Series A 5.00% 7/1/49	500,000	593,645
Lower Alabama Gas District Series A 5.00% 9/1/46	500,000	621,390
New Jersey Economic Development Authority (School Facilities Construction Bonds) 5.00% 6/15/40	200,000	212,462
New Jersey Turnpike Authority Series B 5.00% 1/1/40	250,000	292,232
New York Liberty Development 5.25% 10/1/35	500,000	642,260
Salt Verde Financial 5.00% 12/1/37	500,000	625,865
San Diego County Regional Airport Authority Series A 5.00% 7/1/47	375,000	435,019
South Carolina Public Service Authority Series D 4.77% 12/1/45	10,000	11,146
State of Illinois 5.00% 12/1/34	525,000	564,469
Tarrant County Cultural Education Facilities Finance (Buckner Senior Living - Ventana Project) Series 2017 A 6.75% 11/15/47	400,000	450,196
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Texas Water Development Board Water Implementation Revenue
5.00% 10/15/46	15,000	$ 17,426
Series A 5.00% 10/15/45	5,000	5,715
Tobacco Settlement Financing Subordinate Series B 5.00% 6/1/46	500,000	528,190
Total Municipal Bonds (Cost $7,348,645)		7,755,334
NON-AGENCY ASSET-BACKED SECURITIES–2.60%
•American Express Credit Account Master Trust
Series 2018-7 A 2.84% (LIBOR01M + 0.36%) 2/17/26	100,000	99,511
Series 2018-9 A 2.86% (LIBOR01M + 0.38%) 4/15/26	300,000	299,106
American Tower Trust Series 13 2A 3.07% 3/15/48	60,000	59,834
•AMMC CLO Series 2017-21A A 3.99% (LIBOR03M + 1.25%) 11/2/30	100,000	99,717
•AMMC CLO 22 Series 2018-22A A 3.80% (LIBOR03M + 1.03%) 4/25/31	100,000	98,622
•Apex Credit CLO Series 2018-1A A2 3.80% (LIBOR03M + 1.03%) 4/25/31	100,000	98,627
•Cedar Funding VIII CLO Series 2017-8A A1 4.02% (LIBOR03M + 1.25%) 10/17/30	250,000	249,419
•CFIP CLO Series 2017-1A A 4.00% (LIBOR03M + 1.22%) 1/18/30	250,000	249,076
•Chase Issuance Trust
Series 2016-A3 A3 3.03% (LIBOR01M + 0.55%) 6/15/23	100,000	100,713
Series 2017-A2 A 2.88% (LIBOR01M + 0.40%) 3/15/24	115,000	115,401
•Citibank Credit Card Issuance Trust Series 2018-A2 A2 2.82% (LIBOR01M + 0.33%) 1/20/25	415,000	414,420

LVIP Delaware Wealth Builder Fund–13

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust Series 2017-A A3 2.07% 5/16/22	128,959	$ 128,216
•ECP CLO Series 2015-7A A1R 3.90% (LIBOR03M + 1.14%) 4/22/30	250,000	246,266
HOA Funding Series 2014-1A A2 4.85% 8/20/44	45,500	45,269
•Mercedes-Benz Master Owner Trust Series 2018-BA A 2.82% (LIBOR01M + 0.34%) 5/15/23	100,000	100,021
μMP CLO IV Series 2013-2A ARR 4.05% 7/25/29	250,000	249,506
•Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 3.12% (LIBOR01M + 0.63%) 9/25/23	20,000	20,029
•Northwoods Capital XVII Series 2018-17A A 3.82% (LIBOR03M + 1.06%) 4/22/31	250,000	245,682
OCP CLO Series 2017-13A A1A 4.05% (LIBOR03M + 1.26%) 7/15/30	250,000	248,899
Penarth Master Issuer Series 2018-2A A1 2.93% (LIBOR01M + 0.45%) 9/18/22	150,000	149,282
SBA Tower Trust Series 2014-1A C 2.90% 10/15/44	25,000	24,971
•Towd Point Mortgage Trust Series 2015-5 A1B 2.75% 5/25/55	40,522	40,127
Toyota Auto Receivables Owner Trust Series 2018-D A2 2.98% 8/15/21	180,000	180,449
μTrinitas CLO VI Series 2017-6A A 4.09% 7/25/29	250,000	250,054
•Venture 31 CLO Series 2018-31A A1 3.79% (LIBOR03M + 1.03%) 4/20/31	250,000	245,908
μVenture XXVIII CLO Series 2017-28A A2 3.87% 7/20/30	250,000	247,759
Verizon Owner Trust 2017-1 Series 2017-1A A 2.06% 9/20/21	100,000	99,690
Total Non-Agency Asset-Backed Securities (Cost $4,427,474)		4,406,574
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.19%
Banc of America Alternative Loan Trust 2005-6 Series 2005-6 7A1 5.50% 7/25/20	433	$ 393
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	10,859	10,838
JP Morgan Mortgage Trust 2006-S1 Series 2006-S1 1A1 6.00% 4/25/36	15,071	15,918
•JP Morgan Mortgage Trust 2007-A1 Series 2007-A1 7A4 4.57% 7/25/35	5,886	5,321
•JPMorgan Mortgage Trust
Series 2018-4 A15 3.50% 10/25/48	47,800	47,883
Series 2018-6 1A4 3.50% 12/25/48	26,788	26,864
•Sequoia Mortgage Trust
Series 2014-2 A4 3.50% 7/25/44	25,435	25,556
Series 2015-1 B2 3.88% 1/25/45	13,482	13,649
Series 2017-4 A1 3.50% 7/25/47	81,567	81,486
Series 2018-5 A4 3.50% 5/25/48	91,818	92,122
Total Non-Agency Collateralized Mortgage Obligations (Cost $317,301)		320,030
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.71%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	70,887
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	50,549
BENCHMARK Mortgage Trust
Series 2018-B6 A4 4.26% 10/10/51	500,000	540,608
Series 2019-B10 B 4.18% 3/15/62	225,000	233,926
Series 2019-B9 A5 4.02% 3/15/52	45,000	47,758
CD Mortgage Trust Series 2016-CD2 A3 3.25% 11/10/49	60,000	60,572
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	98,879

LVIP Delaware Wealth Builder Fund–14

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	45,000	$ 46,452
Series 2016-P3 A4 3.33% 4/15/49	145,000	146,928
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	40,000	40,055
Series 2014-CR19 A5 3.80% 8/10/47	30,000	31,217
Series 2014-CR20 AM 3.94% 11/10/47	85,000	87,389
Series 2015-3BP A 3.18% 2/10/35	100,000	101,035
Series 2015-CR23 A4 3.50% 5/10/48	35,000	35,880
♦Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.76% 2/10/49	50,000	51,887
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	75,000	75,788
Series 2016-C3 A5 2.89% 8/10/49	45,000	44,314
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.70% 11/10/46	100,000	104,212
GRACE Mortgage Trust Series 2014-GRCE A 3.37% 6/10/28	200,000	202,100
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	31,227
Series 2017-GS5 A4 3.67% 3/10/50	65,000	67,309
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	200,000	208,111
Series 2015-C33 A4 3.77% 12/15/48	220,000	228,649
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	75,094
Series 2017-C7 A5 3.41% 10/15/50	195,000	198,142
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.57% 8/12/37	15,000	15,280
Series 2013-LC11 B 3.50% 4/15/46	35,000	34,952
Series 2015-JP1 A5 3.91% 1/15/49	30,000	31,424
Series 2016-JP2 AS 3.06% 8/15/49	60,000	58,635
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2016-WIKI A 2.80% 10/5/31		20,000	$ 19,906
Series 2016-WIKI B 3.20% 10/5/31		35,000	34,925
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39		17,317	11,954
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47		40,000	41,438
Series 2015-C26 A5 3.53% 10/15/48		35,000	35,970
Series 2016-C29 A4 3.33% 5/15/49		35,000	35,479
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41		100,000	94,541
Series 2018-L1 A4 4.41% 10/15/51		450,000	490,323
Morgan Stanley Capital I Trust 2016-BNK2 Series 2016-BNK2 A4 3.05% 11/15/49		395,000	392,392
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57		65,000	66,743
Series 2016-BNK1 A3 2.65% 8/15/49		60,000	58,215
Series 2017-C38 A5 3.45% 7/15/50		70,000	70,949
*•Series 2017-RB1 XA 1.28% 3/15/50		992,979	79,023
*•Wells Fargo Commercial Mortgage Trust 2015-C30 Series 2015-C30 XA 0.92% 9/15/58		2,959,851	140,951
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,603,273)			4,592,068
REGIONAL BONDS–0.14%
AUSTRALIA–0.10%
New South Wales Treasury
3.00% 3/20/28	AUD	147,200	111,501
4.00% 5/20/26	AUD	34,700	27,963
Queensland Treasury
2.75% 8/20/27	AUD	14,000	10,372
3.25% 7/21/28	AUD	29,000	22,285
			172,121

LVIP Delaware Wealth Builder Fund–15

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
REGIONAL BONDS (continued)
CANADA–0.04%
Province of Ontario Canada 3.45% 6/2/45	CAD	12,000	$ 10,080
Province of Quebec Canada 6.00% 10/1/29	CAD	50,000	49,731
			59,811
Total Regional Bonds (Cost $238,513)			231,932
ΔSOVEREIGN BONDS–0.06%
AUSTRALIA–0.02%
Australia Government Bond 3.75% 4/21/37	AUD	35,000	30,909
			30,909
CANADA–0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	10,000	8,902
			8,902
NEW ZEALAND–0.01%
New Zealand Government Bonds 4.50% 4/15/27	NZD	22,000	18,177
			18,177
REPUBLIC OF KOREA–0.00%
Inflation Linked Korea Treasury Bond 1.13% 6/10/23	KRW	9,843	9
			9
UNITED KINGDOM–0.02%
United Kingdom Gilt 3.50% 1/22/45	GBP	21,100	38,712
			38,712
Total Sovereign Bonds (Cost $94,481)			96,709
SUPRANATIONAL BANKS–0.01%
International Bank for Reconstruction & Development 4.63% 10/6/21	NZD	13,000	9,452
International Finance 3.63% 5/20/20	NZD	12,000	8,340
Total Supranational Banks (Cost $18,611)			17,792
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–8.60%
U.S. Treasury Bonds
3.00% 2/15/49	1,310,000	$ 1,357,513
3.38% 11/15/48	1,420,000	1,580,665
U.S. Treasury Notes
2.50% 1/31/24	525,000	531,194
2.63% 12/31/23	4,050,000	4,119,451
2.63% 2/15/29	3,075,000	3,131,876
3.13% 11/15/28	3,605,000	3,824,609
Total U.S. Treasury Obligations (Cost $14,037,408)		14,545,308

	Number of Shares
EXCHANGE-TRADED FUNDS–0.48%
iShares MSCI Emerging Markets ETF	3,925	168,461
iShares Preferred & Income Securities ETF	10,996	401,903
iShares U.S. Real Estate ETF	1,875	163,200
Vanguard FTSE Developed Markets ETF	1,700	69,479
Total Exchange-Traded Funds (Cost $790,804)		803,043
MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	5,382	5,382
Total Money Market Fund (Cost $5,382)		5,382

	Principal Amount°
SHORT-TERM INVESTMENT—3.33%
≠DISCOUNTED COMMERCIAL PAPER–3.33%
Deutsche Bank AG 0.00% 4/1/19	5,645,000	5,645,000
		5,645,000
Total Short-Term Investment (Cost $5,646,138)		5,645,000

TOTAL INVESTMENTS–99.44% (Cost $158,622,184)	168,254,530
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.56%	944,775
NET ASSETS APPLICABLE TO 14,305,441 SHARES OUTSTANDING–100.00%	$169,199,305

LVIP Delaware Wealth Builder Fund–16

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
† Non-income producing.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2019. Rate will reset at a future date.
Δ Securities have been classified by country of origin.
≠ The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at March 31, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(39)	U.S. Treasury 10 yr Notes	$(4,844,531)	$(4,808,389)	6/19/19	$—	$(36,142)
17	U.S. Treasury 5 yr Notes	1,969,078	1,952,897	6/28/19	16,181	—
(2)	U.S. Treasury Long Bonds	(299,313)	(298,244)	6/19/19	—	(1,069)
Total Futures Contracts					$16,181	$(37,211)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BB–Barclays Bank
CAD–Canadian Dollar
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
KRW–South Korean Won
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
MSCI–Morgan Stanley Capital International
NZD–New Zealand Dollar
LVIP Delaware Wealth Builder Fund–17

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
REIT–Real Estate Investment Trust
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
UBS–Union Bank of Switzerland
yr–Year
See accompanying notes.
LVIP Delaware Wealth Builder Fund–18

LVIP Delaware Wealth Builder Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Wealth Builder Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Wealth Builder Fund–19

LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$3,647,334	$—	$—	$3,647,334
Automobiles	1,583,034	—	—	1,583,034
Banks	3,941,284	—	—	3,941,284
Beverages	137,768	—	—	137,768
Biotechnology	2,402,819	—	—	2,402,819
Capital Markets	1,451,198	—	—	1,451,198
Chemicals	—	1,727,244	—	1,727,244
Communications Equipment	1,517,119	—	—	1,517,119
Diversified Telecommunication Services	4,983,060	—	—	4,983,060
Electric Utilities	1,739,952	—	—	1,739,952
Energy Equipment & Services	1,154,420	—	—	1,154,420
Equity Real Estate Investment Trusts	7,840,120	—	—	7,840,120
Food Products	4,085,100	—	—	4,085,100
Health Care Providers & Services	4,642,771	—	—	4,642,771
Household Durables	943,519	—	—	943,519
Household Products	915,640	—	—	915,640
Industrial Conglomerates	740,567	—	—	740,567
Insurance	2,823,144	—	—	2,823,144
IT Services	1,452,907	—	—	1,452,907
Mortgage Real Estate Investment Trusts (REITs)	63,936	—	—	63,936
Multiline Retail	1,540,992	—	—	1,540,992
Oil, Gas & Consumable Fuels	3,584,889	—	—	3,584,889
Pharmaceuticals	5,009,219	—	—	5,009,219
Real Estate Management & Development	84,105	—	—	84,105
Semiconductors & Semiconductor Equipment	3,792,002	—	—	3,792,002
Software	1,008,505	—	—	1,008,505
Developed Markets
Auto Components	—	173,401	—	173,401
Banks	—	32,217	—	32,217
Beverages	—	153,092	—	153,092
Chemicals	—	227,798	—	227,798
Commercial Services & Supplies	—	473,895	—	473,895
Diversified Telecommunication Services	—	229,351	—	229,351
Equity Real Estate Investment Trusts	121,366	31,340	—	152,706
Food & Staples Retailing	—	374,664	—	374,664
Food Products	—	459,038	—	459,038
Health Care Providers & Services	—	235,186	—	235,186
Hotels, Restaurants & Leisure	—	190,837	—	190,837
Machinery	—	358,854	—	358,854
Media	—	202,710	—	202,710
Multiline Retail	—	177,813	—	177,813
Multi-Utilities	1,139,136	—	—	1,139,136
Oil, Gas & Consumable Fuels	3,456,780	—	—	3,456,780
Personal Products	—	47,356	—	47,356
Pharmaceuticals	1,689,974	683,432	—	2,373,406
Real Estate Management & Development	60,045	—	—	60,045
Specialty Retail	—	136,052	—	136,052
Textiles, Apparel & Luxury Goods	—	453,421	—	453,421
Tobacco	1,252,893	—	—	1,252,893
Wireless Telecommunication Services	—	105,533	—	105,533
Agency Collateralized Mortgage Obligations	—	940,627	—	940,627
Agency Commercial Mortgage-Backed Securities	—	1,514,193	—	1,514,193
Agency Mortgage-Backed Securities	—	13,355,565	—	13,355,565
Corporate Bonds	—	38,746,141	—	38,746,141
Municipal Bonds	—	7,755,334	—	7,755,334
LVIP Delaware Wealth Builder Fund–20

LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Developed Markets (continued)
Non-Agency Asset-Backed Securities	$—	$4,406,574	$—	$4,406,574
Non-Agency Collateralized Mortgage Obligations	—	320,030	—	320,030
Non-Agency Commercial Mortgage-Backed Securities	—	4,592,068	—	4,592,068
Regional Bonds	—	231,932	—	231,932
Sovereign Bonds	—	96,709	—	96,709
Supranational Banks	—	17,792	—	17,792
U.S. Treasury Obligations	—	14,545,308	—	14,545,308
Money Market Fund	5,382	—	—	5,382
Exchange-Traded Funds	803,043	—	—	803,043
Short-Term Investment	—	5,645,000	—	5,645,000
Total Investments	$69,614,023	$98,640,507	$—	$168,254,530
Derivatives:

Assets:
Futures Contracts	$16,181	$—	$—	$16,181
Liabilities:
Futures Contracts	$(37,211)	$—	$—	$(37,211)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Delaware Wealth Builder Fund–21